Acquisitions (Tables)	12 Months Ended
Oct. 31, 2020
Disclosure of detailed information about business combination [line items]
Summary of Acquisitions
Summary of acquisitions

				Consideration
	Carrying value at acquisition	Fair value adjustments	Goodwill	Shares	Cash	Total
	$m	$m	$m	$m	$m	$m

Acquisitions in the 12 months ended October 31, 2020:
ATAR Labs	0.9	5.0	1.4	-	7.3	7.3
	0.9	5.0	1.4	-	7.3	7.3
Acquisitions in the 12 months ended October 31, 2019:
Interset Software Inc.	0.9	61.3	26.8	-	89.0	89.0
	0.9	61.3	26.8	-	89.0	89.0

Acquisitions in the 18 months ended October 31, 2018:
HPE Software business	(2,487.8)	4,143.7	4,858.3	6,514.2	-	6,514.2
COBOL-IT	(3.0)	14.0	5.6	-	16.7	16.7
	(2,490.8)	4,157.7	4,863.9	6,514.2	16.7	6,530.9

Atar Labs [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

		Carrying value at acquisition	Fair value adjustments	Fair value

	Note	$m	$m	$m
Intangible assets – purchased[1]	11	1.6	5.0	6.6
Other current assets		0.1	-	0.1
Borrowings		(0.1)	-	(0.1)
Provisions – short-term	21	(0.4)	-	(0.4)
Deferred income – short-term		(0.3)	-	(0.3)
Net assets		0.9	5.0	5.9
Goodwill (note 10)				1.4
Consideration				7.3

Consideration satisfied by:
Cash				6.0
Deferred consideration to be settled in cash				1.3
				7.3

The fair value adjustments relate to:
[1] Purchased intangible assets of $6.6 million have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of ArcSight.

Interset Software Inc. [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
		Carrying value at acquisition	Fair value adjustments	Fair value

	Note	$m	$m	$m
Intangible assets – purchased [1]	11	-	61.2	61.2
Property, plant and equipment	12	0.3	-	0.3
Other non-current assets		0.2	-	0.2
Trade and other receivables		3.8	-	3.8
Cash and cash equivalent		1.2	-	1.2
Trade and other payables		(1.5)	-	(1.5)
Finance leases obligations – short term		(0.1)	-	(0.1)
Provisions – short-term	21	(0.7)	-	(0.7)
Deferred income – short-term [2]		(2.1)	0.1	(2.0)
Deferred income – long-term [2]		(0.2)	-	(0.2)
Net assets		0.9	61.3	62.2
Goodwill (note 10)				26.8
Consideration				89.0

Consideration satisfied by:
Cash				89.0

The fair value adjustments relate to:
1
Purchased intangible assets of $61.2 million ($44.5 million Technology, $4.2 million Trade names, $12.5 million Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.

2	Deferred income has been valued taking account of the remaining performance obligations.

HPE Software Business [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Intangible assets	72.8	6,467.0	6,539.8
Property, plant and equipment	160.1	-	160.1
Other non-current assets	41.9	-	41.9
Inventories	0.2	-	0.2
Trade and other receivables	721.2	-	721.2
Current tax recoverable	0.5	-	0.5
Cash and cash equivalents	320.7	-	320.7
Trade and other payables	(686.8)	1.6	(685.2)
Current tax liabilities	(9.9)	-	(9.9)
Borrowings	(2,547.6)	-	(2,547.6)
Short-term provisions	(30.2)	-	(30.2)
Short-term deferred income [2]	(701.2)	58.0	(643.2)
Long-term deferred income [2]	(116.9)	8.7	(108.2)
Long-term provisions	(39.0)	-	(39.0)
Retirement benefit obligations	(71.5)	-	(71.5)
Other non-current liabilities	(52.3)	12.1	(40.2)
Deferred tax assets/(liabilities) [3]	450.2	(2,403.7)	(1,953.5)
Net (liabilities)/assets	(2,487.8)	4,143.7	1,655.9
Goodwill	-		4,858.3
Consideration			6,514.2

Consideration satisfied by:
Shares			6,514.2

Analysis of Purchased Intangible Assets Acquired	The purchased intangible assets acquired as part of the acquisition can be analyzed as follows:
Fair value
$m
Technology	1,809.0
Customer relationships	4,480.0
Trade names	163.0
Leases	15.0
6,467.0